Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries and social security expenses [abstract]
Wages and salaries	$ 89,662	$ 104,400	$ 105,931
Social security costs	27,430	30,888	29,865
Equity-settled share-based compensation	4,316	4,734	4,728
Salaries and social security expenses	121,408	140,022	140,524
Wages and salaries capitalized in property, plant and equipment	$ 27,544	$ 32,714	$ 32,636